GUIDESTONE FUNDS
Supplement dated May 27, 2020
to
Prospectus dated May 1, 2020
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         NEW SUB-ADVISER FOR THE GLOBAL BOND FUND
Effective as soon as practicable on or after May 18, 2020, Parametric Portfolio Associates LLC (“Parametric”) is appointed as a new sub-adviser to the Global Bond Fund.
In the section “Sub-Advisers and Portfolio Managers” for the Global Bond Fund, on page 88, the following disclosure is added in alphabetical order:

Parametric Portfolio Associates LLC
Richard Fong, CFA Senior Portfolio Manager	Since May 2020
Justin Henne, CFA Managing Director – Customized Equity Exposure	Since May 2020
Under the heading “Sub-Advisers,” beginning on page 180, the following disclosure pertaining to Parametric is added in alphabetical order for the Global Bond Fund:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, exchange-traded funds, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. As of March 31, 2020, Parametric had total firm assets under management of approximately $227.8 billion. Parametric uses a team approach to manage any assigned portion of the Global Bond Fund. The team includes Justin Henne, CFA, Managing Director – Customized Equity Exposure, and Richard Fong, CFA, Senior Portfolio Manager. Messrs. Henne and Fong have more than five years of service with Parametric.
II.         SUB-ADVISER CHANGE OF CONTROL FOR THE MEDIUM-DURATION BOND FUND, GLOBAL BOND FUND AND GROWTH EQUITY FUND
On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason, Inc. (“Legg Mason”) announced that they had entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction (the “Transaction”). As part of this Transaction, ClearBridge Investments, LLC (“ClearBridge”), Western Asset Management Company, LLC (“WAMCO”) and Western Asset Management Company Limited (“WAMCL” and together with WAMCO, “Western”), each currently a wholly-owned subsidiary of Legg Mason, would each become a wholly-owned subsidiary of Franklin Resources. The Transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the Transaction is expected to be consummated in the third quarter of 2020. ClearBridge and Western will each retain an autonomous arrangement with Franklin Resources, and as a result of the Transaction, there will not be any change to the nature, extent or quality of the sub-advisory
i

services that ClearBridge and Western provide to the Growth Equity Fund and the Medium-Duration Bond Fund and Global Bond Fund, respectively, and there will not be any changes to the disclosures in the Prospectus.
III.         PORTFOLIO MANAGER CHANGE FOR THE INTERNATIONAL EQUITY FUND
In the section “Sub-Advisers and Portfolio Managers” for the International Equity Fund, on page 142, the disclosure for WCM Investment Management, LLC is deleted in its entirety and replaced with the following effective June 30, 2020:

WCM Investment Management, LLC
Sanjay Ayer, CFA Portfolio Manager and Business Analyst	Since June 2020
Paul R. Black Co-CEO and Portfolio Manager	Since April 2019
Peter J. Hunkel Vice President and Portfolio Manager	Since April 2019
Michael B. Trigg Senior Vice President and Portfolio Manager	Since April 2019
Kurt R. Winrich, CFA Co-CEO and Portfolio Manager	Since April 2019
Under the heading “Sub-Advisers,” the disclosure pertaining to WCM Investment Management, LLC for the International Equity Fund, on page 188, is deleted in its entirety and replaced with the following effective June 30, 2020:
WCM Investment Management, LLC (“WCM”), 281 Brooks Street, Laguna Beach, California 92651: WCM is an investment advisory firm, registered with the SEC that specializes in providing innovative, equity investment advisory services. WCM was founded in 1976. As of March 31, 2020, the firm had assets under management of approximately $43.8 billion. WCM uses a team approach to manage an assigned portion of the International Equity Fund. The team is led by Sanjay Ayer, CFA, Portfolio Manager and Business Analyst, Paul R. Black, Co-CEO and Portfolio Manager, Peter J. Hunkel, Vice President and Portfolio Manager, Michael B. Trigg, Senior Vice President and Portfolio Manager, and Kurt R. Winrich, CFA, Co-CEO and Portfolio Manager. Each portfolio manager has been employed with WCM for five years or more.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ii

GUIDESTONE FUNDS
Supplement dated May 27, 2020
to
Statement of Additional Information (“SAI”) dated May 1, 2020
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.         NEW SUB-ADVISER FOR THE GLOBAL BOND FUND
Effective as soon as practicable on or after May 18, 2020, Parametric Portfolio Associates LLC (“Parametric”) is appointed as a new sub-adviser to the Global Bond Fund.
In the section entitled Control Persons of Sub-Advisers for the Global Bond Fund, beginning on page 66, the following disclosure pertaining to Parametric is added in alphabetical order:
Parametric Portfolio Associates LLC (“Parametric”), 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Parametric is an indirect, wholly-owned subsidiary of Eaton Vance Corp. effective as of November 1, 2019.
II.         SUB-ADVISER CHANGE OF CONTROL FOR THE MEDIUM-DURATION BOND FUND, GLOBAL BOND FUND AND GROWTH EQUITY FUND
On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason, Inc. (“Legg Mason”) announced that they had entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction (the “Transaction”). As part of this Transaction, ClearBridge Investments, LLC (“ClearBridge”), Western Asset Management Company, LLC (“WAMCO”) and Western Asset Management Company Limited (“WAMCL” and together with WAMCO, “Western”), each currently a wholly-owned subsidiary of Legg Mason, would each become a wholly-owned subsidiary of Franklin Resources. The Transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the Transaction is expected to be consummated in the third quarter of 2020. ClearBridge and Western will each retain an autonomous arrangement with Franklin Resources, and as a result of the Transaction, there will not be any change to the nature, extent or quality of the sub-advisory services that ClearBridge and Western provide to the Growth Equity Fund and the Medium-Duration Bond Fund and Global Bond Fund, respectively.
i

III.         CHANGES TO OTHER ACCOUNTS MANAGED
Effective June 30, 2020, the Other Accounts Managed table, beginning on page 73, is amended as follows to update the disclosure for WCM Investment Management, LLC. The information is current as of December 31, 2019, except as otherwise noted.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
WCM Investment Management, LLC
Sanjay Ayer, CFA†	8	$ 924	16	$2,442	56	$ 2,989	N/A	N/A	N/A	N/A	2	$ 508
Paul R. Black	22	$18,268	23	$6,039	827	$20,885	N/A	N/A	N/A	N/A	8	$2,176
Peter J. Hunkel	22	$18,268	23	$6,039	827	$20,885	N/A	N/A	N/A	N/A	8	$2,176
Michael B. Trigg	22	$18,268	23	$6,039	827	$20,885	N/A	N/A	N/A	N/A	8	$2,176
Kurt R. Winrich, CFA	22	$18,268	23	$6,039	827	$20,885	N/A	N/A	N/A	N/A	8	$2,176
† Information is current as of March 31, 2020.

IV.         CHANGES TO PROXY VOTING POLICIES AND PROCEDURES
Effective May 18, 2020, the Proxy Voting Policies and Procedures for GuideStone Funds (the “Trust”) and GuideStone Capital Management, LLC (the “Adviser”) have been combined into one document, with non-material changes being made as part of this consolidation. The description of the Adviser’s proxy voting policies and procedures in Appendix C is deleted in its entirety.
Under the heading “Proxy Voting,” on page 111, the first paragraph is deleted in its entirety and replaced with the following:
Please refer to Appendix B of this SAI for the policies and procedures adopted by the Trust and the Adviser. Please refer to Appendix C of this SAI for a description of the policies and procedures adopted by each of the Sub-Advisers.
“Appendix B – GuideStone Funds’ Proxy Voting Policies and Procedures” is deleted in its entirety and replaced with the following:
Appendix B – GuideStone Funds’ and GuideStone Capital Management, LLC’s Proxy
Voting Policies and Procedures
Trust’s Policy Statement
GuideStone Funds (“Trust”) is firmly committed to ensuring that proxies for the portfolio securities owned by each series of the Trust (each, a “Fund” and collectively, the “Funds”) are voted in the best interests of the Trust’s shareholders, taking into consideration the factors that may affect the value of the shareholders’ investments. The Trust has delegated proxy voting responsibility to its investment adviser, GuideStone Capital Management, LLC (“GSCM”), and, in turn (except as noted herein), GSCM has delegated proxy voting responsibility for the Select Funds (as defined below) to their respective investment sub-advisers (“Sub-Advisers”).
Proxy Voting Program
Select Funds
•	GSCM is responsible for the selection and ongoing monitoring of the Sub-Advisers who provide the day-to-day portfolio management for each sub-advised Fund of the Trust (each, a “Select Fund” and collectively, the “Select Funds”) or allocated portion thereof. With respect to each Select Fund, GSCM views proxy voting as a function that is integral to portfolio management, and it has in turn delegated the proxy voting responsibility with respect to each Select Fund to the applicable Sub-Adviser(s) (i.e., for securities in the Sub-Adviser’s portfolio account). The primary focus of the Trust’s proxy voting program as it relates to the Select Funds, therefore, is for GSCM to seek to ensure that the Sub-Advisers have acceptable proxy voting policies and procedures in place and for GSCM to monitor the voting of proxies by each Sub-Adviser.
•	The Sub-Advisers’ proxy voting policies and procedures may be amended from time to time based on experience as well as changing environments, especially as new and/or differing laws and regulations are promulgated, and need not be identical. Voting authority for the Select Funds may not be exercised in certain circumstances (e.g., in connection with securities lending, although GSCM or the Sub-Advisers retain the ability to recall any loaned securities of the Select Funds for voting purposes, or due to late receipt of information).
•	Each Sub-Adviser will be required to disclose to GSCM the extent to which it uses any proxy voting service.

Fund of Funds (Target Date Funds and Target Risk Funds)
GSCM provides the day-to-day portfolio management services to certain Funds (each, a “Fund of Funds” and collectively, the “Fund of Funds”), each of which seeks to achieve its investment objective by investing in the Select Funds and unaffiliated mutual funds or exchange-traded funds (together, the “Underlying Unaffiliated Funds”).
Select Funds - Transition Management
From time to time, GSCM will utilize the execution and brokerage services of a transition manager to transfer all or a portion of a Select Fund’s assets from one Sub-Adviser to another (“Transition”). If, during the Transition, shares held by a Select Fund are the subject of a proxy, GSCM has deemed it appropriate to assume responsibility to vote such proxy in accordance with these procedures. GSCM will vote proxies on behalf of a Select Fund undergoing a Transition in the best interest of the Select Fund and its shareholders.
Select Funds – Direct Portfolio Management Activities
From time to time, GSCM may cause a Fund to acquire the equity securities of a particular issuer. When this occurs, GSCM will assume responsibility for voting any proxies associated with the security in accordance with these procedures and in the best interest of the Fund and its shareholders.
GSCM’s Proxy Voting Policies and Procedures
These policies and procedures are designed to ensure that GSCM administers proxy voting matters in a manner consistent with the best interests of any Fund and its shareholders and in accordance with its fiduciary duties under the Investment Advisers Act of 1940, as amended, (“Advisers Act”) and other applicable laws and regulations, including Rule 206(4)-6 under the Advisers Act.
General
•	GSCM voting shares of the Select Funds. GSCM will pass through the vote of the Fund of Funds’ shares in the Select Funds to the holder of a majority of the outstanding voting shares of the Fund of Funds, and such majority shareholder will exercise the vote with respect to any proposal regarding the Select Funds. As disclosed in the Funds’ prospectus, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”) will, always, directly or indirectly control the vote of at least 60% of the outstanding shares of the Trust.
•	GSCM voting shares of Underlying Unaffiliated Funds and portfolio securities held by Select Funds (Undergoing Transition or Direct Management). With respect to voting proxies of Underlying Unaffiliated Funds and proxies of portfolio securities held by the Select Funds as described above, the following guidelines will generally apply:
•	The decision on how to vote a proxy will be made by the Portfolio Manager(s) for the Fund based on what he/she determines in his/her good faith judgment to be in the best interest of the relevant Fund of Funds or Select Fund and its shareholders in accordance with these procedures.
•	The Portfolio Manager(s) will: (i) obtain and evaluate the proxy information provided by the companies whose shares are being voted; and (ii) submit, or arrange for the submission of, the votes to the shareholders meetings in a timely manner.
•	Prior to a proxy voting deadline, the Portfolio Manager(s) will make a determination as to how to vote each proxy proposal based on his/her analysis of the proposal. In evaluating a proxy proposal, the

Portfolio Manager(s) may consider information from many sources, including, but not limited to, management of the company, shareholder groups and independent proxy research services. When determining how to vote a proxy, the Portfolio Manager(s) shall consider those factors that relate to a Fund’s investment, including whether the vote is in accordance with the Fund’s investment guidelines and policies, and how the vote will economically impact the value of the Fund’s investment.
•	Proxy votes generally will be cast in favor of proposals that (i) maintain or strengthen the shared interests of shareholders and management; (ii) increase shareholder value; (iii) maintain or increase shareholder influence over the issuer’s board of directors and management; and (iv) maintain or increase the rights of shareholders. Proxy votes generally will be cast against proposals having the opposite effect.
•	In general, GSCM’s policy is to vote rather than abstain from voting on proxies. However, GSCM may abstain from voting proxies, for instance, when it determines that casting a vote would not reasonably be expected to have a material effect on the value of the Fund’s investment or where the cost of voting exceeds the expected benefit to the Fund. GSCM will vote against ballot issues where GSCM has not received enough information to make an informed decision.
•	GSCM typically considers voting matters for the Fund of Funds, Select Funds – Transition and Select Funds – Direct Management on an issuer specific basis, particularly proposals involving extraordinary corporate events, such as mergers and contested elections for directors, and considers the potential effect of the vote on the value of the Fund’s investment in the issuer.
•	Any potential material conflicts of interest associated with voting proxies will be disclosed and reviewed by the Chief Compliance Officer of the Trust and GSCM (“CCO”) or other member of GSCM’s Compliance Department, as described further below.
Conflicts of Interest
GSCM may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, because of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or because of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.
•	Identifying Conflicts of Interest
For purposes of identifying conflicts under these procedures, the Portfolio Manager(s) will rely upon publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by GSCM’s employees or information about a company and its affiliates that is actually known by GSCM’s senior management. The Portfolio Manager(s) may determine that GSCM has a conflict of interest because of the following:
•	Significant Business Relationships – The Portfolio Manager(s) will consider whether the matter involves an issuer or proponent with which GSCM has a significant business relationship. GSCM may have significant business relationships with certain entities, such as other investment advisory firms, vendors, clients and broker-dealers. For this purpose, a “significant business relationship” is one that might create an incentive for GSCM to vote in favor of management.
•	Significant Personal or Family Relationships – The Portfolio Manager(s) will consider whether the matter involves an issuer, proponent or individual with which an employee of GSCM who is involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the Portfolio Manager votes the proxy. Employees of GSCM, including the Portfolio Manager(s), are required to disclose any significant personal or family relationship they may have with the issuer, proponent or individual involved in the matter. Potential conflicts of interest include Portfolio Manager(s) owning
v

shares of Underlying Unaffiliated Funds. If the Portfolio Manager(s) has a significant personal or family relationship with an issuer, proponent or individual involved in the matter, he/she will immediately contact the CCO who will determine (i) whether to treat the proxy in question as one involving a material conflict of interest; and (ii) if so, whether the Portfolio Manager(s) should recuse him/herself from all further matters regarding the proxy and another individual should be appointed to consider the proposal.
•	Determining Whether a Conflict is Material
In the event that the CCO determines that GSCM has a conflict of interest, based on information provided by the Portfolio Manager(s), with respect to a proxy proposal, the CCO shall determine whether the conflict is “material” to that proposal. The CCO may determine on a case-by-case basis that a proposal does not involve a material conflict of interest. To make this determination, the CCO must conclude that the proposal is not directly related to GSCM’s conflict with the issuer. If the CCO determines that a conflict is not material, then the Portfolio Manager(s) may vote the proxy in accordance with his/her recommendation.
•	Voting Proxies Involving a Material Conflict
In the event that the CCO determines that GSCM has a material conflict of interest with respect to a proxy proposal, prior to voting on the proposal, the Portfolio Manager(s) and/or the CCO must:
•	fully disclose the nature of the conflict to the Board of Trustees of the Trust (“Board”) and obtain the Board’s consent as to how GSCM shall vote on the proposal (or otherwise obtain instructions from a Trustee or officer of the Funds as to how the proxy should be voted); or
•	contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy).
The Portfolio Manager(s) may not address a material conflict of interest by abstaining from voting, unless he/she has determined that abstaining from voting on the proposal is in the best interests of the Fund.
•	Determining Conflicts of Interest
The CCO shall document the manner in which proxies involving a material conflict of interest have been voted as well as the basis for any determination that GSCM does not have a material conflict of interest in respect of a particular matter. Such documentation shall be maintained with the records of GSCM.
GSCM’s Due Diligence and Compliance Program
Adviser Proxy Voting
GSCM will maintain these written proxy voting policies and procedures in accordance with applicable laws and regulations. GSCM annually reviews the adequacy of these policies and procedures to ensure that they have been designed reasonably and implemented effectively to help ensure GSCM casts votes in the best interests of the Funds.
Sub-Adviser Proxy Voting
As part of its ongoing due diligence and compliance oversight, GSCM will seek to ensure that each Sub-Adviser maintains proxy voting policies and procedures that are reasonably designed to comply with applicable laws and regulations. GSCM will review each Sub-Adviser’s proxy voting policies and procedures (including any proxy voting guidelines) in connection with the initial selection of the Sub-Adviser to manage a portfolio. On an ongoing basis, GSCM will review each sub-adviser’s proxy voting policies and procedures upon receiving notification of changes to the proxy voting policies and procedures.

Elements to be considered by GSCM
When reviewing a Sub-Adviser’s proxy voting policies and procedures for the purposes of evaluating whether they are reasonably designed to prevent violations of Rule 206(4)-6 under the Advisers Act, GSCM will consider the following elements, as applicable:
•	Whether the Sub-Adviser maintains written proxy voting policies and procedures in accordance with applicable laws and regulations, annually reviews such policies and procedures for effectiveness and provides the Trust and GSCM, upon request, copies of such policies and procedures;
•	Whether the Sub-Adviser’s policies and procedures are reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of its clients;
•	Whether the Sub-Adviser’s policies and procedures include appropriate procedures to identify and resolve as necessary all material proxy-related conflicts of interest between the Sub-Adviser (including its affiliates) and its clients before voting client proxies;
•	Whether the Sub-Adviser’s policies and procedures identify the factors it will consider in determining how to vote proxies, including which matters require company-specific evaluation and how it will evaluate voting decisions on such matters;
•	Whether the Sub-Adviser has an established system and/or process that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and effective manner;
•	Whether the Sub-Adviser has an established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations, and provides to the Trust and GSCM such information and records with respect to proxies relating to the Trust’s portfolio securities as required by law and as the Trust or GSCM may reasonably request; and
•	Whether the Sub-Adviser’s policies and procedures call for the Sub-Adviser to exercise appropriate oversight of any proxy voting services it uses for the purposes of voting proxies, including an annual review of its: (a) capacity and competency; (b) processes for receiving inputs; (c) conflicts of interest and how they are mitigated; and (d) errors, to the extent known.
Recordkeeping and Disclosure
Disclosure of Trust’s Proxy Voting Policies and Procedures and Voting Record
GSCM, on behalf of the Trust, will take reasonable steps as necessary to seek to ensure that the Trust complies with all applicable laws and regulations relating to disclosure of the Trust’s proxy voting policies and procedures and its proxy voting record. GSCM (including, at its option, through third-party service providers) will maintain a system that is reasonably designed to ensure that the actual proxy voting record of the Sub-Advisers with respect to the Trust’s portfolio securities are collected, processed, filed with the U.S. Securities and Exchange Commission (“SEC”) and made available to the Trust’s shareholders, as applicable, in a timely and efficient manner and as required by applicable laws and regulations.
The Trust currently employs Institutional Shareholder Services (“ISS”) to record and report all proxies voted by Sub-Advisers on all portfolio securities. The records of all proxies voted on the Trust’s behalf are disclosed and made available to the public through two sources: (1) the Funds’ website (www.guidestonefunds.com); and (2) the annual Form N-PX report required by the SEC. The proxy voting information on the website is provided by ISS, and it is updated as proxy votes are cast and recorded. The Form N-PX report is filed annually with the SEC by The Northern Trust Company (regulatory administration) with the proxy voting information provided by ISS.

To ensure that the records being recorded on the Trust’s behalf by ISS are accurate, and that each Sub-Adviser’s votes are being cast as intended, the following procedures must be followed:
•	Annually, when the Form N-PX report is being assembled, the “VDS” map must be reviewed for accuracy. The “VDS” map is a spreadsheet containing the account information for all the Funds’ portfolios. ISS uses this map when recording and reporting the proxy votes cast on the Trust’s behalf. The reviewer should obtain the current map from ISS and verify that all Sub-Advisers and account information are accurate. Any inaccuracies should be corrected before the Form N-PX report is compiled.
•	Periodically, Sub-Advisers will change when current firms are replaced, or new firms are added. These changes, as well as any administrative changes dealing with custodian accounts or the addition of entirely new funds, will necessitate revisions to the VDS map at ISS. GSCM is responsible for relaying these changes to ISS and then ensuring that they are properly incorporated into the Trust’s VDS map.
•	On a quarterly basis, each Sub-Adviser is required to submit a report to GSCM detailing the proxies that were voted on the Trust’s behalf. On an annual basis, the compliance staff of GSCM will compare the reports submitted by the Sub-Advisers with the information being disclosed by ISS on the Funds’ website. The purpose of this exercise is to determine: (a) that all the votes being cast on the Trust’s behalf are actually being captured and disclosed properly; and (b) that the votes the Sub-Adviser intends to vote are actually being cast. Any discrepancies that are identified should be reported to The Northern Trust Company (regulatory administration) for investigation and correction if necessary.
GSCM Recordkeeping
GSCM is responsible for maintaining all documentation associated with its proxy voting decisions. GSCM Compliance will be responsible for verifying that such documentation is properly maintained in accordance with the Trust’s procedures and applicable laws and regulations.
In the typical course of GSCM’s business, the Sub-Adviser(s) to each Fund portfolio will be responsible for maintaining the books and records required by Rule 204-2(c)(2) under the Advisers Act with respect to that Fund, and for transmitting that information to GSCM in a manner suitable for filing with the SEC.
GSCM will maintain the following books and records required by Rule 204-2(c)(2) under the Advisers Act for a period of not less than five years:
•	a copy of these proxy voting policies and procedures, including all amendments hereto;
•	a copy of each proxy statement received regarding Fund portfolio securities, provided, however, that GSCM may rely on the proxy statement filed by the issuer on EDGAR as its record;
•	a record of each vote GSCM casts on behalf of the Funds; and
•	a copy of any document created by Portfolio Manager(s) that was material in making a decision on how to vote proxies on behalf the Funds or that memorializes the basis for that decision.
Reports to Board
GSCM will periodically (but no less frequently than annually) report to the Board with respect to the Trust’s implementation of its proxy voting program, including summary information with respect to the proxy voting record of the Sub-Advisers with respect to the Trust’s portfolio securities and any other information requested by the Board.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE